DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of the Fair Value of Open Foreign Exchange Contracts
	December 31,	December 31,
	2025	2024
Derivatives Designated as Hedging Instruments
Foreign currency contracts	$2,599	$342
Derivatives Not Designated as Hedging Instruments
Foreign currency contracts	55	18
Total derivative instruments	$2,654	$360